Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, the table below sets forth additional information concerning the compensation of each individual who served as our Chief Executive Officer (“CEO”) and our other
(“non-CEO”)
named executive officers for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, and our financial and total stockholder return (“TSR”) performance for each such fiscal year. Mr. Isom has served as our CEO beginning March 2022 and Mr. Parker served as our CEO prior to that.

Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total: Mr. Isom ($) (1)	CAP: Mr. Isom ($) (2)	Summary Compensation Table Total: Mr. Parker ($) (1)	CAP: Mr. Parker ($) (2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($) (1)	Average CAP: Non- CEO Named Executive Officers ($) (2)	AAG Total Stockholder Return ($) (3)	Peer Group Total Stockholder Return ($) (3)	Net Income (Loss) ($) (in millions)	Adjusted Pre-Tax Income Margin % (4)

2025	13,871,825	3,351,805	—	—	8,221,544	10,228,722	97.21	84.59	111	0.6%

2024	15,610,843	23,988,818	—	—	4,648,523	4,531,378	61.00	60.99	846	3.4%

2023	31,438,162	33,817,502	—	—	9,530,121	9,827,888	48.08	61.60	822	4.7%

2022	4,886,649	3,507,095	6,537,694	3,881,181	3,400,714	2,422,634	44.52	48.04	127	0.9%

2021	—	—	7,238,011	8,128,613	3,892,813	4,197,060	62.85	74.23	(1,993)	(23.2%)

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs. Isom and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers

2025	Robert D. Isom	Stephen L. Johnson, David G. Seymour, Devon E. May, and Anthony J. Richmond

2024	Robert D. Isom	Stephen L. Johnson, Devon E. May, David G. Seymour, Priya Aiyar, and Vasu Raja

2023	Robert D. Isom	Stephen L. Johnson, Priya Aiyar, Devon E. May, and Vasu Raja

2022	Robert D. Isom and Doug Parker	Derek Kerr, Stephen L. Johnson, Maya Leibman, and David G. Seymour

2021	Doug Parker	Robert D. Isom, Derek Kerr, Stephen L. Johnson, and Maya Leibman

(2)
Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining named executive officers for 2025 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2025
Adjustments	Mr. Isom ($)	Average Non-CEO Named Executive Officers ($)

Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2025 (“FY25”)	(12,489,000)	(6,852,500)

Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY25	16,764,258	11,077,868

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY24 Year-end to FY25 Year-end	(12,625,618)	(1,753,106)

Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY25 based on change from FY24 Year-end to Vesting Date in FY25	(2,169,660)	(465,084)

Deduction of FY24 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY25	—	—

Total Adjustments	(10,520,020)	2,007,178

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date (which as of December 31, 2025 was 100%, 0% and 95% of target for the 2023, 2024 and 2025 grants, respectively) as modified in the case of the 2025 grants based on the Monte-Carlo factor that accounts for the projected impact of the stock price modifier performance metric.

(3)
Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2020, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).

(4)	Adjusted pre-tax income margin is a non-GAAP measure and excludes net special items. See Appendix C for a reconciliation of pre-tax income margin excluding net special items, a non-GAAP measure.

Company Selected Measure Name	Adjusted Pre-Tax Income Margin
Named Executive Officers, Footnote
(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs. Isom and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO Named Executive Officers

2025	Robert D. Isom	Stephen L. Johnson, David G. Seymour, Devon E. May, and Anthony J. Richmond

2024	Robert D. Isom	Stephen L. Johnson, Devon E. May, David G. Seymour, Priya Aiyar, and Vasu Raja

2023	Robert D. Isom	Stephen L. Johnson, Priya Aiyar, Devon E. May, and Vasu Raja

2022	Robert D. Isom and Doug Parker	Derek Kerr, Stephen L. Johnson, Maya Leibman, and David G. Seymour

2021	Doug Parker	Robert D. Isom, Derek Kerr, Stephen L. Johnson, and Maya Leibman

Peer Group Issuers, Footnote	Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2020, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining named executive officers for 2025 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2025
Adjustments	Mr. Isom ($)	Average Non-CEO Named Executive Officers ($)

Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2025 (“FY25”)	(12,489,000)	(6,852,500)

Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY25	16,764,258	11,077,868

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY24 Year-end to FY25 Year-end	(12,625,618)	(1,753,106)

Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY25 based on change from FY24 Year-end to Vesting Date in FY25	(2,169,660)	(465,084)

Deduction of FY24 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY25	—	—

Total Adjustments	(10,520,020)	2,007,178

Non-PEO NEO Average Total Compensation Amount	$ 8,221,544	$ 4,648,523	$ 9,530,121	$ 3,400,714	$ 3,892,813
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,228,722	4,531,378	9,827,888	2,422,634	4,197,060
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining named executive officers for 2025 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2025
Adjustments	Mr. Isom ($)	Average Non-CEO Named Executive Officers ($)

Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2025 (“FY25”)	(12,489,000)	(6,852,500)

Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY25	16,764,258	11,077,868

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY24 Year-end to FY25 Year-end	(12,625,618)	(1,753,106)

Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY25 based on change from FY24 Year-end to Vesting Date in FY25	(2,169,660)	(465,084)

Deduction of FY24 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY25	—	—

Total Adjustments	(10,520,020)	2,007,178

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2025:

∎	Stock price/total stockholder return;

∎	Adjusted pre-tax income and pre-tax income margin;

∎	Adjusted EBITDAR margin;

∎	Adjusted TRASM; and

∎	Total debt.
For additional details regarding our performance measures, please see the sections entitled “Annual Cash Incentive Program” and “Long-Term Incentive Programs” in our “Compensation Discussion and Analysis” beginning on pages 68 and 71, respectively.

Total Shareholder Return Amount	$ 97.21	61	48.08	44.52	62.85
Peer Group Total Shareholder Return Amount	84.59	60.99	61.6	48.04	74.23
Net Income (Loss)	$ 111,000,000	$ 846,000,000	$ 822,000,000	$ 127,000,000	$ (1,993,000,000)
Company Selected Measure Amount	0.006	0.034	0.047	0.009	(0.232)
PEO Name	Robert D. Isom	Robert D. Isom	Robert D. Isom	Robert D. Isom and Doug Parker	Doug Parker
Measure:: 1
Pay vs Performance Disclosure
Name	Stock price/total stockholder return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax income and pre-tax income margin
Non-GAAP Measure Description	Adjusted pre-tax income margin is a non-GAAP measure and excludes net special items. See Appendix C for a reconciliation of pre-tax income margin excluding net special items, a non-GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDAR margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted TRASM
Measure:: 5
Pay vs Performance Disclosure
Name	Total debt.
Isom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,871,825	$ 15,610,843	$ 31,438,162	$ 4,886,649	$ 0
PEO Actually Paid Compensation Amount	3,351,805	23,988,818	33,817,502	3,507,095	0
Parker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	6,537,694	7,238,011
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 3,881,181	$ 8,128,613
PEO | Isom [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,520,020)
PEO | Isom [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,489,000)
PEO | Isom [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,764,258
PEO | Isom [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,625,618)
PEO | Isom [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,169,660)
PEO | Isom [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,007,178
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,852,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,077,868
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,753,106)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,084)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0